Loss Per Share Attributable to Ordinary Equity Holders of the Company - Schedule of Weighted Average Number of Ordinary Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic and diluted loss per share
Basic loss per share (in Dollars per share)	$ (0.12)	$ (0.94)	$ (17.92)
Diluted loss per share (in Dollars per share)	$ (0.12)	$ (0.94)	$ (17.92)
Loss
Loss attributable to the equity shareholders of the Company (in Dollars)	$ 5,178,975	$ 37,787,339	$ 172,600,513
Number of shares
Weighted-average number of ordinary shares	42,810,568	40,404,943	9,632,562
Preference shares [Member]
Number of shares
Number of shares	2,407,575	2,407,575	3,466,820
Warrants [Member]
Number of shares
Number of shares	46,350,545	46,350,545	46,350,545
Outstanding share options [Member]
Number of shares
Number of shares	350,483	690,055	2,879,571